PREMISES AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
NOTE 9. PREMISES AND EQUIPMENT, NET

As of December 31, 2017 and 2016 the premises and equipment consisted of the following:

As of December 31, 2017

Premises and equipment	Balance at January 1, 2017	Roll - forward						Balance at December 31, 2017
		Acquisitions	Expenses depreciation	Disposals	Assets classified as held for sale	Subsidiary liquidation	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	334,499	4,050	-	(904)	-	-	(283)	337,362
Construction in progress
Cost	32,883	48,849	-	(76,066)	-	-	(537)	5,129
Buildings
Cost	1,185,296	130,766	-	(27,041)	-	(5,973)	21,491	1,304,539
Accumulated depreciation	(259,400)	-	(29,451)	3,449	-	-	284	(285,118)
Furniture and fixtures
Cost	572,699	40,187	-	(12,647)	(111)	(37)	1,184	601,275
Accumulated depreciation	(300,731)	-	(39,912)	9,317	95	30	(2,853)	(334,054)
Computer equipment
Cost	717,464	100,939	-	(29,301)	(6,025)	(39)	(562)	782,476
Accumulated depreciation	(477,339)	-	(73,772)	46,358	5,740	18	1,019	(497,976)
Vehicles
Cost	1,461,628	650,232	-	(305,457)	(318,880)	(32,845)	(43,969)	1,410,709
Accumulated depreciation	(387,491)	(2,866)	(144,159)	14,022	113,100	15,740	20,378	(371,276)
Airplane
Cost	60,614	-	-	(59,614)	-	-	(1,000)	-
Accumulated depreciation	(6,227)	-	(356)	6,480	-	-	103	-
Ongoing Imports
Cost	1,929	6,472	-	(4,744)	-	-	(155)	3,502
Leasehold improvements
Cost	248,358	61,284	-	(7,812)	-	-	(4,330)	297,500
Accumulated depreciation	(68,485)	-	(28,631)	(29,723)	-	-	176	(126,663)
Total premises and equipment - cost	4,615,370	1,042,779	-	(523,586)	(325,016)	(38,894)	(28,161)	4,742,492
Total premises and equipment - accumulated depreciation	(1,499,673)	(2,866)	(316,281)	49,903	118,935	15,788	19,107	(1,615,087)
Total premises and equipment, net	3,115,697	1,039,913	(316,281)	(473,683)	(206,081)	(23,106)	(9,054)	3,127,405

As of December 31, 2016

Premises and equipment	Balance at January 1, 2016	Roll - forward							Balance at December 31, 2016
		Acquisitions	Transfers	Expenses - depreciation	Disposals		Assets classified as held for sale	Effect of changes in foreign exchange rate
In millions of COP
Land
Cost	355,907	-	-	-	(8,692)		-	(12,716)	334,499
Construction in progress
Cost	61,322	34,428	-	-	(59,873)	(1)	(766)	(2,228)	32,883
Buildings
Cost	1,185,109	88,506	-	-	(43,997)		(24,293)	(20,029)	1,185,296
Accumulated depreciation	(269,316)	(54)	-	(31,007)	16,942		13,569	10,466	(259,400)
Furniture and fixtures
Cost	531,176	74,117	2,029	-	(19,962)		-	(14,661)	572,699
Accumulated depreciation	(270,193)	(1,243)	(866)	(43,150)	7,176		-	7,545	(300,731)
Computer equipment
Cost	761,961	92,723	2,348	-	(120,241)		(3,309)	(16,018)	717,464
Accumulated depreciation	(484,520)	(1,338)	(606)	(89,771)	83,763		2,864	12,269	(477,339)
Vehicles
Cost	1,240,211	682,070	146	-	(278,175)		(185,937)	3,313	1,461,628
Accumulated depreciation	(342,606)	(134)	(20)	(141,290)	9,889		89,872	(3,202)	(387,491)
Airplane
Cost	63,619	-	-	-	-		-	(3,005)	60,614
Accumulated depreciation	(4,126)	-	-	(2,336)	-		-	235	(6,227)
Ongoing Imports
Cost	21,192	59,777	-	-	(54,598)		-	(24,442)	1,929
Leasehold improvements
Cost	283,666	23,055	-	-	(43,640)		-	(14,723)	248,358
Accumulated depreciation	(81,136)	-	-	(21,704)	31,598		-	2,757	(68,485)
Total premises and equipment - cost	4,504,163	1,054,676	4,523	-	(629,178)		(214,305)	(104,509)	4,615,370
Total premises and equipment - accumulated depreciation	(1,451,897)	(2,769)	(1,492)	(329,258)	149,368		106,305	30,070	(1,499,673)
Total premises and equipment, net	3,052,266	1,051,907	3,031	(329,258)	(479,810)		(108,000)	(74,439)	3,115,697

(1)	The amount corresponds to the activation of elements in the Banco Agricola’s headquater construction.

As of December 31, 2017 and 2016, there were no contractual commitments for the purchase of premises and equipment, or premises and equipment pledged as collateral.

As of December 31, 2017 and 2016, the assessment made by the Bank indicates there is no evidence of impairment of its premises and equipment.